Derivative Instruments and Hedging Activities (Summary of Effects of Offsetting Derivative Assets and Derivative Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	¥ 17,828	¥ 30,407
Financial instruments, Derivative asset	6,990	¥ 10,387
Cash collateral, Derivative asset	312
Net amounts, Derivative asset	10,526	¥ 20,020
Gross amounts presented in the consolidated balance sheet, Derivative liability	49,135	48,324
Financial instruments, Derivative liability		37,820
Cash collateral, Derivative liability		612
Net amounts, Derivative liability		9,892
Subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	10,251	26,032
Financial instruments, Derivative asset	6,990	¥ 10,387
Cash collateral, Derivative asset	312
Net amounts, Derivative asset	2,949	¥ 15,645
Gross amounts presented in the consolidated balance sheet, Derivative liability	46,328	43,791
Financial instruments, Derivative liability	28,527	37,820
Cash collateral, Derivative liability	8,269	612
Net amounts, Derivative liability	9,532	5,359
Not subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	7,577	4,375
Net amounts, Derivative asset	7,577	4,375
Gross amounts presented in the consolidated balance sheet, Derivative liability	2,807	4,533
Net amounts, Derivative liability	2,807	¥ 4,533
Repurchase, securities lending and similar arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in the consolidated balance sheet, Derivative liability	62,805
Financial instruments, Derivative liability	61,864
Net amounts, Derivative liability	941
Derivatives Including Repurchase, Securities Lending and Similar Arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in the consolidated balance sheet, Derivative liability	111,940
Financial instruments, Derivative liability	90,391
Cash collateral, Derivative liability	8,269
Net amounts, Derivative liability	¥ 13,280